Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net (loss)/income	¥ (157,907)	$ (24,780)	¥ 3,430	¥ (11,765)
Share-based compensation	68,932	10,817	82,667	64,799
Net cash provided by (used in) operating activities	(30,893)	(4,847)	11,110	17,624
Net cash provided by (used in) investing activities	(110,413)	(17,326)	(187,083)	12,483
Net cash provided by (used in) financing activities	68,673	10,777	153,093	80,550
Cash and restricted cash, at the beginning of year	103,755	16,281	126,779	17,343
Cash and restricted cash, at the end of year	30,908	4,850	103,755	126,779
Parent company [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (loss)/income	(157,907)	(24,780)	3,430	(11,765)
Share of (loss)/gain in subsidiaries, VIE and VIE's Subsidiaries	103,554	16,250	(57,512)	4,615
Share-based compensation	0	0	82,667	5,698
Other income, net	52,877	8,298	(35,527)
Provision for other receivables	0	0	648
Unrealized foreign exchange (gain) loss	214	34	146
Changes in operating assets and liabilities	247	39	1,915
Net cash provided by (used in) operating activities	(1,015)	(159)	(4,233)	(1,452)
Net cash provided by (used in) investing activities	0	0	(129,854)
Net cash provided by (used in) financing activities	1	0	143,972
Effect of exchange rate changes on cash	(214)	(34)	(146)	1,553
Net increase in cash	(1,228)	(193)	9,739	101
Cash and restricted cash, at the beginning of year	9,840	1,544	101
Cash and restricted cash, at the end of year	¥ 8,612	$ 1,351	¥ 9,840	¥ 101